Financial Derivative Contracts and Hedge Accounting - Schedule of Hedge Net Investment in New York Branch (Detail) - Hedges of net investment in foreign operations [member] - New York Branch [member]
$ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedges [line items]
Hedging Instrument (Fair Value)	$ (5,151)	$ 4,698
Effective Portion	(10,354)	4,698
Ineffective Portion	$ 0	$ 0
USD [member]
Disclosure of detailed information about hedges [line items]
Notional			$ 168	$ 150